Segments - Summarized information by segments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segments
Total revenues	[1]	¥ 765,571	¥ 703,695	¥ 692,020
Cost of revenues	[1]	391,422	434,989	464,145
Gross profit	[1]	374,149	268,706	227,875
Net advertising services
Segments
Total revenues	[1]	614,330	630,590	619,260
Cost of revenues		369,218	404,061	423,728
Gross profit		245,112	226,529	195,532
Paid services
Segments
Total revenues	[1]	151,241	73,105	72,760
Cost of revenues		22,204	30,928	40,417
Gross profit		¥ 129,037	¥ 42,177	¥ 32,343

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):